Note 11 - Long-term Debt (Details Textual) € in Millions																																					1 Months Ended								6 Months Ended		12 Months Ended		18 Months Ended
	Jun. 29, 2022 USD ($)	Jun. 28, 2022 USD ($)	Jun. 23, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 11, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Apr. 11, 2022 USD ($)	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 21, 2021 USD ($)	Nov. 01, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	May 21, 2021 USD ($)	Mar. 24, 2021 USD ($)	Jan. 29, 2021 USD ($)	Nov. 11, 2020 USD ($)	Sep. 16, 2020 USD ($)	Sep. 10, 2020 USD ($)	Feb. 18, 2020 USD ($)	Jul. 12, 2019 USD ($)	Dec. 11, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 21, 2022 USD ($)	Apr. 05, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 10, 2021 USD ($)	Sep. 10, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 12, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 27, 2021 USD ($)	Dec. 15, 2020 USD ($)	Nov. 10, 2020 USD ($)	Jun. 11, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 26, 2018 USD ($)	Jul. 17, 2018 USD ($)	Aug. 03, 2017 USD ($)	Aug. 01, 2017 USD ($)
Long-Term Debt, Gross																																					$ 2,766,179,000		$ 2,467,321,000						$ 2,766,179,000		$ 2,467,321,000		$ 2,766,179,000
Long-Term Debt, Current Maturities, Total																																					373,750,000		272,365,000						373,750,000		272,365,000		373,750,000
Interest Costs Capitalized to Vessels and Advances, Net																																														$ 465,000
Interest Expense, Total																																													43,966,000	31,870,000
Other Long-Term Debt, Total																																					701,389,000		$ 803,589,000						701,389,000		$ 803,589,000		701,389,000
Interest Expense, Debt, Total																																													44,597,000	31,858,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																																													44,597,000	31,393,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																							100.00%								100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																							125.00%								125.00%
Revolving Credit Facility [Member]
Long-Term Debt, Gross																																					0		$ 0						0		$ 0		0
Line of Credit Facility, Maximum Borrowing Capacity																																																												$ 24,500,000
Proceeds from Lines of Credit, Total																						$ 24,500,000
Repayments of Lines of Credit																	$ 24,500,000
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																											$ 120,000,000
Long-Term Debt, Gross																																					25,925,000		79,348,000						25,925,000		79,348,000		25,925,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					12,570,000								12,570,000				12,570,000
Proceeds from Issuance of Debt																																									$ 30,100,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Repayments of Debt														$ 51,885,000		$ 38,844,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																										$ 125,000,000
Long-Term Debt, Gross																																					73,928,000		103,423,000						73,928,000		103,423,000		73,928,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					41,926,200								41,926,200				41,926,200
Proceeds from Issuance of Debt																																						$ 13,374,000	14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Repayments of Debt							$ 38,020,000
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Debt Instrument, Face Amount																																																									$ 150,000,000
Long-Term Debt, Gross																																					0		0						0		0		0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																						$ 100,000,000
Long-Term Debt, Gross																																					55,254,000		$ 0						55,254,000		0		55,254,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					26,807,500								26,807,500				26,807,500
Proceeds from Issuance of Debt																																						56,700,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																																															$ 465,000
Interest Expense, Total																																													8,943,000	7,417,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					32,022,000								32,022,000				32,022,000
Repayments of Long-term Debt, Total					$ 77,435,000
Interest Expense, Total																																													8,587,000	9,597,000
Financing Arrangements [Member]
Other Long-Term Debt, Total																																					$ 701,389,000								$ 701,389,000				$ 701,389,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																					3.60%		3.30%						3.60%		3.30%		3.60%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																													2.66%		1.82%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																													4.78%		4.80%
Loans Payable [Member]
Long-Term Debt, Gross																																					$ 1,960,920,000		$ 1,550,472,000						$ 1,960,920,000		$ 1,550,472,000		$ 1,960,920,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																					$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																			$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																		$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Long-Term Debt, Current Maturities, Total																																					6,038,600								6,038,600				6,038,600
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																				$ 17,625,000
Debt Instrument, Face Amount																																																																																			$ 17,625,000
Long-Term Debt, Gross																																					9,075,000		9,975,000						9,075,000		9,975,000		9,075,000
Debt Instrument, Periodic Payment, Total																																													450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					8,625,000								8,625,000				8,625,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																																																																		$ 48,000,000
Long-Term Debt, Gross																																					36,000,000		37,600,000						36,000,000		37,600,000		36,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-Term Debt, Gross																																					18,000,000								18,000,000				18,000,000
Debt Instrument, Periodic Payment, Total																																													400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					12,800,000								12,800,000				12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-Term Debt, Gross																																					18,000,000								18,000,000				18,000,000
Debt Instrument, Periodic Payment, Total																																													400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					12,800,000								12,800,000				12,800,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																	$ 25,000,000
Long-Term Debt, Gross																																					0		0						0		0		0
Repayments of Long-term Debt, Total																												$ 14,020,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																																																																$ 55,000,000
Long-Term Debt, Gross																																					6,946,000		30,188,000						6,946,000		30,188,000		6,946,000
Debt Instrument, Prepaid Payment on Principal			$ 21,242,000																																													$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total																														$ 5,803,000
Long-Term Debt, Current Maturities, Total																																					6,946,000								6,946,000				6,946,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Long-Term Debt, Gross																																					6,000,000								6,000,000				6,000,000
Debt Instrument, Periodic Payment, Total																																													1,000,000
Proceeds from Issuance of Debt																																				$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Long-Term Debt, Gross																																					946,000								946,000				946,000
Proceeds from Issuance of Debt																																			$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																															$ 136,000,000
Long-Term Debt, Gross																																					90,400,000		98,000,000						90,400,000		98,000,000		90,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					14,400,000								14,400,000				14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																														$ 68,000,000
Long-Term Debt, Gross																																					51,500,000		54,500,000						51,500,000		54,500,000		51,500,000
Debt Instrument, Periodic Payment, Total																																													1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					26,000,000								26,000,000				26,000,000
Proceeds from Issuance of Debt																																		$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																																																													$ 150,000,000
Long-Term Debt, Gross																																					118,210,000		123,990,000						118,210,000		123,990,000		118,210,000
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Long-Term Debt, Gross																																					39,403,000								39,403,000				39,403,000
Debt Instrument, Periodic Payment, Total																																													963,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					26,880,000								26,880,000				26,880,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																																																												$ 94,000,000
Long-Term Debt, Gross																																					68,875,000		72,898,000						68,875,000		72,898,000		68,875,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member] | Two Tranches Per Tranche Info [Member]
Long-Term Debt, Gross																																					34,437,500								34,437,500				34,437,500
Debt Instrument, Periodic Payment, Total																																													1,005,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					21,363,600								21,363,600				21,363,600
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																																																											$ 30,000,000
Long-Term Debt, Gross												$ 24,554,000																									0	$ 24,554,000	24,554,000						0		24,554,000		0
Proceeds from Issuance of Long-term Debt, Total																																	$ 30,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																										$ 70,000,000
Long-Term Debt, Gross																																					35,101,000		56,500,000						35,101,000		56,500,000		35,101,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					16,875,000								16,875,000				16,875,000
Repayments of Long-term Debt, Total		$ 13,964,000								$ 3,062,000
Long-Term Debt, Current Maturities, Total																																					17,891,000								17,891,000				17,891,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																									$ 70,000,000
Long-Term Debt, Gross																																					14,915,000		54,400,000						14,915,000		54,400,000		14,915,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					8,555,000								8,555,000				8,555,000
Repayments of Long-term Debt, Total				$ 35,885,000
Long-Term Debt, Current Maturities, Total																																					6,928,000								6,928,000				6,928,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																								$ 70,000,000
Long-Term Debt, Gross																																					0		0						0		0		0
Repayments of Long-term Debt, Total																										$ 50,105,000	$ 1,012,000		$ 4,861,000		$ 4,878,000	$ 1,450,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																						$ 8,100,000
Long-Term Debt, Gross																																					2,025,000		4,050,000						2,025,000		4,050,000		2,025,000
Debt Instrument, Periodic Payment, Total																																															2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																																																							$ 20,000,000
Long-Term Debt, Gross																																					0		17,400,000						0		17,400,000		0
Repayments of Long-term Debt, Total	$ 16,100,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																					$ 12,500,000
Long-Term Debt, Gross																																					11,100,000		11,660,000						11,100,000		11,660,000		11,100,000
Debt Instrument, Periodic Payment, Total																																													280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					6,900,000								6,900,000				6,900,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																																																				$ 18,500,000
Long-Term Debt, Gross																																					12,500,000		14,900,000						12,500,000		14,900,000		12,500,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan, Each Tranche [Member]
Long-Term Debt, Gross																																					6,250,000								6,250,000				6,250,000
Debt Instrument, Periodic Payment, Total																																																	600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					3,250,000								3,250,000				3,250,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																			$ 23,000,000
Long-Term Debt, Gross																																					19,250,000		20,750,000						19,250,000		20,750,000		19,250,000
Debt Instrument, Periodic Payment, Total																																													750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					8,000,000								8,000,000				8,000,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																		$ 150,000,000
Long-Term Debt, Gross																																					136,607,000		141,964,000						136,607,000		141,964,000		136,607,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Long-Term Debt, Gross																																					68,303,600								68,303,600				68,303,600
Debt Instrument, Periodic Payment, Total																																													1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					21,428,600								21,428,600				21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																												$ 147,000,000
Long-Term Debt, Gross																																					132,865,000		138,519,000						132,865,000		138,519,000		132,865,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Long-Term Debt, Gross																																					66,432,700								66,432,700				66,432,700
Debt Instrument, Periodic Payment, Total																																													1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					31,096,200								31,096,200				31,096,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Long-Term Debt, Gross																																					66,432,700								66,432,700				66,432,700
Debt Instrument, Periodic Payment, Total																																													1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					45,230,800								45,230,800				45,230,800
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																	$ 75,000,000
Long-Term Debt, Gross																																					67,300,000		70,350,000						67,300,000		70,350,000		67,300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					28,600,000								28,600,000				28,600,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																	$ 14,000,000
Long-Term Debt, Gross																																					0		12,650,000						0		12,650,000		0
Repayments of Long-term Debt, Total				$ 12,200,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																															$ 158,105,000
Long-Term Debt, Gross																																					81,847,000		125,360,000						81,847,000		125,360,000		81,847,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Long-Term Debt, Gross																																					23,847,000								23,847,000				23,847,000
Debt Instrument, Periodic Payment, Total																																													1,391,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					1,583,000								1,583,000				1,583,000
Proceeds from Issuance of Long-term Debt, Total																										50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-term Debt, Total											$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total																										$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Long-Term Debt, Gross																																					29,000,000								29,000,000				29,000,000
Debt Instrument, Periodic Payment, Total																																													1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					5,000,000								5,000,000				5,000,000
Proceeds from Issuance of Long-term Debt, Total																									$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Long-Term Debt, Gross																																					29,000,000								29,000,000				29,000,000
Debt Instrument, Periodic Payment, Total																																													1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					5,000,000								5,000,000				5,000,000
Proceeds from Issuance of Long-term Debt, Total																							$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																									$ 79,000,000
Long-Term Debt, Gross																																					70,418,000		63,833,000						70,418,000		63,833,000		70,418,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																								$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Long-Term Debt, Gross																																					20,138,000								20,138,000				20,138,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					10,980,000								10,980,000				10,980,000
Proceeds from Issuance of Long-term Debt, Total																				$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Long-Term Debt, Gross																																					11,040,000								11,040,000				11,040,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					4,692,000								4,692,000				4,692,000
Proceeds from Issuance of Long-term Debt, Total													$ 11,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A and B[Member]
Long-Term Debt, Gross																																					39,240,000								39,240,000				39,240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					24,120,000								24,120,000				24,120,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																														$ 62,500,000
Long-Term Debt, Gross																																					54,523,000		59,952,000						54,523,000		59,952,000		54,523,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					17,684,500								17,684,500				17,684,500
Proceeds from Issuance of Debt																																									5,963,800		7,300,000	49,236,300
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Debt Instrument, Face Amount																																																													$ 81,500,000
Long-Term Debt, Gross																																					76,463,000		80,228,000						76,463,000		80,228,000		76,463,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					43,850,000								43,850,000				43,850,000
Proceeds from Issuance of Debt																																							13,250,000		$ 13,250,000		$ 12,480,000	$ 44,620,000
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Debt Instrument, Face Amount																																																								$ 43,500,000
Long-Term Debt, Gross																																					30,115,000		43,480,000						30,115,000		43,480,000		30,115,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					9,190,000								9,190,000				9,190,000
Repayments of Long-term Debt, Total						$ 10,645,000
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																							$ 55,000,000
Long-Term Debt, Gross																																					50,978,000		0						50,978,000		0		50,978,000
Debt Instrument, Periodic Payment, Total																																													1,547,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					21,583,000								21,583,000				21,583,000
Proceeds from Issuance of Debt															$ 52,525,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																					$ 85,000,000
Long-Term Debt, Gross																																					77,500,000		0						77,500,000		0		77,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					19,000,000								19,000,000				19,000,000
Proceeds from Issuance of Debt												$ 85,000,000
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Debt Instrument, Face Amount																																																				$ 120,000,000
Long-Term Debt, Gross																																					10,800,000		0						10,800,000		0		10,800,000
Debt Instrument, Periodic Payment, Total																																													337,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					4,050,000								4,050,000				4,050,000
Proceeds from Issuance of Debt									$ 10,800,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																			$ 40,500,000
Long-Term Debt, Gross																																					40,500,000		0						40,500,000		0		40,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					10,940,000								10,940,000				10,940,000
Proceeds from Issuance of Debt								$ 40,500,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																		$ 500,000,000
Long-Term Debt, Gross																																					500,000,000		0						500,000,000		0		500,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					89,523,800								89,523,800				89,523,800
Proceeds from Issuance of Debt																																					500,000,000
Unsecured Debt [Member]
Long-Term Debt, Gross																																					103,870,000		$ 113,260,000						103,870,000		$ 113,260,000		103,870,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																																€ 100
Long-Term Debt, Gross																																					$ 103,870,000								103,870,000				$ 103,870,000
Interest Expense, Total																																													$ 1,469,000	$ 321,000
Debt Instrument, Interest Rate, Stated Percentage																																																																2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																																																																€ 10
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																																																																€ 50
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																0.00%